Assets Acquired And Liabilities Assumed - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 28, 2012 Agreement	Sep. 13, 2012 Agreement	Sep. 12, 2012 Agreement	Aug. 01, 2012 Agreement	May 01, 2012 Agreement	Mar. 05, 2012 Agreement
Business Acquisition [Line Items]
Number of pooling and servicing agreement		191	182	182	18	14	116
Unpaid principal balance on servicing agreements		$ 6,700,000,000	$ 21,100,000,000	$ 21,100,000,000	$ 2,100,000,000	$ 2,900,000,000	$ 15,200,000,000
Cash used to acquire certain assets	149,798,000	238,124,000	202,549,000	236,034,000		103,826,000	149,798,000
Conversion fee paid to Barclays Bank PLC	6,810,000
Purchase price on initial purchased assets	138,792,000
Post closing adjustment from decline in match funded advances	11,006,000
Date of additional sales supplement	May 01, 2012
Cash used in transaction		30,644,000	792,968,000			25,940,000
Amount borrowed under the servicing advance facility	(358,335,000)	207,480,000	590,419,000			77,886,000
Servicing advances associated with rights	413,374,000
Cost for acquiring entity	103,458,000
Adjustment in purchase price	368,000
Date of purchase agreement	Sep. 28, 2012
Flow Two Purchase Pursuant
Business Acquisition [Line Items]
Cash used to acquire certain assets					74,725,000
Post closing adjustment from decline in match funded advances	(1,526,000)
Date of additional sales supplement	Aug. 01, 2012
Cash used in transaction	18,602,000				18,602,000
Amount borrowed under the servicing advance facility	56,123,000				56,123,000
Servicing advances associated with rights	68,174,000
Cost for acquiring entity	76,251,000
Adjustment in purchase price	1,526,000
Date of purchase agreement	Aug. 01, 2012
Rights to MSRs
Business Acquisition [Line Items]
Cash used in transaction	30,644,000
Amount borrowed under the servicing advance facility	207,480,000
Servicing advances associated with rights	225,390,000
Cost for acquiring entity	242,384,000
Adjustment in purchase price	4,260,000
Purchase Agreement
Business Acquisition [Line Items]
Date of additional sales supplement	Sep. 28, 2012
Follow on Offering Purchase Pursuant
Business Acquisition [Line Items]
Date of additional sales supplement	Sep. 13, 2012
Cash used in transaction	202,549,000
Amount borrowed under the servicing advance facility	590,419,000
Servicing advances associated with rights	702,716,000
Cost for acquiring entity	788,239,000
Adjustment in purchase price	4,729,000
Ocwen
Business Acquisition [Line Items]
Cash used to acquire certain assets							149,798,000
Barclays Bank PLC
Business Acquisition [Line Items]
Conversion fee paid to Barclays Bank PLC	3,989,000
Servicing advances associated with rights			$ 707,445,000			$ 92,593,000